UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

DIVERSIFIED LARGE CAP GROWTH FUND

FORM N-Q

JULY 31, 2009

LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	July 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS† - 98.9%
CONSUMER DISCRETIONARY - 9.5%
Internet & Catalog Retail - 2.7%
29,070	Amazon.com Inc. *	$2,493,043

Media - 2.3%
104,800	Cablevision Systems Corp., New York Group, Class A Shares	2,145,256

Multiline Retail - 1.7%
35,325	Target Corp.	1,540,876

Specialty Retail - 2.8%
112,580	Lowe’s Cos. Inc.	2,528,547

	TOTAL CONSUMER DISCRETIONARY	8,707,722

CONSUMER STAPLES - 16.6%
Beverages - 5.3%
38,700	Coca-Cola Co.	1,928,808
51,764	PepsiCo Inc.	2,937,607

	Total Beverages	4,866,415

Food & Staples Retailing - 6.3%
102,515	CVS Caremark Corp.	3,432,202
47,160	Wal-Mart Stores Inc.	2,352,341

	Total Food & Staples Retailing	5,784,543

Household Products - 5.0%
35,325	Colgate-Palmolive Co.	2,558,943
37,355	Procter & Gamble Co.	2,073,576

	Total Household Products	4,632,519

	TOTAL CONSUMER STAPLES	15,283,477

ENERGY - 5.8%
Energy Equipment & Services - 4.7%
19,150	Schlumberger Ltd.	1,024,525
15,400	Transocean Ltd. *	1,227,226
111,050	Weatherford International Ltd. *	2,083,298

	Total Energy Equipment & Services	4,335,049

Oil, Gas & Consumable Fuels - 1.1%
11,740	Apache Corp.	985,573

	Total ENERGY	5,320,622

FINANCIALS - 10.7%
Capital Markets - 6.1%
16,270	BlackRock Inc., Class A Shares	3,100,086
140,370	Charles Schwab Corp.	2,508,412

	Total Capital Markets	5,608,498

Diversified Financial Services - 1.9%
83,210	Nasdaq OMX Group Inc. *	1,758,227

Insurance - 2.7%
17,000	Prudential Financial Inc.	752,590
38,900	Travelers Cos. Inc.	1,675,423

	Total Insurance	2,428,013

	TOTAL FINANCIALS	9,794,738

HEALTH CARE - 15.9%
Biotechnology - 11.5%
30,740	Amgen Inc. *	1,915,410
33,800	Biogen Idec Inc. *	1,607,190
47,030	Celgene Corp. *	2,678,829
42,940	Gilead Sciences Inc. *	2,101,054

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Biotechnology - 11.5% (continued)
64,000	Vertex Pharmaceuticals Inc. *	$2,304,640

	Total Biotechnology	10,607,123

Pharmaceuticals - 4.4%
45,820	Abbott Laboratories	2,061,442
49,590	Roche Holding AG, ADR	1,950,870

	Total Pharmaceuticals	4,012,312

	TOTAL HEALTH CARE	14,619,435

INDUSTRIALS - 2.1%
Electrical Equipment - 2.1%
106,800	ABB Ltd., ADR	1,952,304

INFORMATION TECHNOLOGY - 36.1%
Communications Equipment - 14.1%
117,575	Cisco Systems Inc. *	2,587,826
112,150	Corning Inc.	1,906,550
94,910	Juniper Networks Inc. *	2,479,998
81,600	Nokia Oyj, ADR	1,088,544
65,790	QUALCOMM Inc.	3,040,156
24,590	Research In Motion Ltd. *	1,868,840

	Total Communications Equipment	12,971,914

Computers & Peripherals - 3.2%
131,980	EMC Corp. *	1,987,619
52,775	SanDisk Corp. *	940,450

	Total Computers & Peripherals	2,928,069

Internet Software & Services - 4.6%
50,500	eBay Inc. *	1,073,125
7,190	Google Inc., Class A Shares *	3,185,530

	Total Internet Software & Services	4,258,655

IT Services - 3.0%
90,000	Cia Brasileira de Meios de Pagamento *	864,572
28,170	Visa Inc.	1,844,008

	Total IT Services	2,708,580

Semiconductors & Semiconductor Equipment - 4.2%
155,570	NVIDIA Corp. *	2,011,520
78,500	Texas Instruments Inc.	1,887,925

	Total Semiconductors & Semiconductor Equipment	3,899,445

Software - 7.0%
56,920	Adobe Systems Inc. *	1,845,346
50,260	Citrix Systems Inc. *	1,789,256
61,800	Electronic Arts Inc. *	1,326,846
62,980	Microsoft Corp.	1,481,290

	Total Software	6,442,738

	TOTAL INFORMATION TECHNOLOGY	33,209,401

MATERIALS - 2.2%
Chemicals - 2.2%
23,860	Monsanto Co.	2,004,240

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $93,404,190)	90,891,939

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT‡ - 1.2%
Repurchase Agreement - 1.2%
$1,130,000	Interest in $187,822,000 joint tri-party repurchase agreement dated 7/31/09 with Barclays Capital Inc., 0.200% due 8/3/09; Proceeds at maturity - $1,130,019; (Fully collateralized by U.S. government agency obligations, 8.750% due 8/15/20; Market value - $1,152,600) (Cost - $1,130,000)	$1,130,000

	TOTAL INVESTMENTS - 100.1% (Cost - $94,534,190#)	92,021,939
	Liabilities in Excess of Other Assets - (0.1)%	(112,999)

	TOTAL NET ASSETS - 100.0%	$91,908,940

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Schedule of Investments.

*	Non-income producing security.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Diversified Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted FAS 157. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks†	$90,891,939	—	—	$90,891,939
Short-Term Investments†	—	$1,130,000	—	1,130,000

Total	$90,891,939	$1,130,000	—	$92,021,939

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,626,454
Gross unrealized depreciation	(11,138,705)

Net unrealized depreciation	$(2,512,251)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2009

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 28, 2009